Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies [Abstract]
Schedule of term and annual salary of executive officers

Name	Title	Annual Base Salary (in RMB with US$ equivalence)		Term
Peng Zhang	Chief Executive Officer	RMB 180,000	$28,285	Till 2019
Li Wu	Chief Financial Officer	RMB 132,000	$20,742	Till 2019
Wei Zhang	Executive President	RMB 120,000	$18,857	Till 2019
Xiang Bu	Manager	RMB 120,000	$18,857	Till 2019
Zhenyu Chen	Manager	RMB 120,000	$18,857	Till 2019